Reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reserves
26.	Reserves

(a)	Reserves as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(670,435)	(648,712)
Changes in fair value of equity investments at fair value through other comprehensive income		(295,300)	(285,073)
Foreign currency translation differences		(417,817)	(202,636)
Gain or losses on valuation of derivatives		(352)	(438)
Others		(20,464)	(21,121)

	￦	(1,404,368)	(1,157,980)

(b)
Changes in unrealized fair value of
available-for-sale
investments and changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Beginning balance	￦	230,190	(295,300)
Initial application of IFRS No. 9		(421,525)	—
Changes in unrealized fair value of equity investments		(139,226)	(9,422)
Reclassification upon disposal		45,737	21,902
Others		(10,476)	(2,253)

Ending balance	￦	(295,300)	(285,073)